Risk Management - Schedule of Bank's Maximum Credit Risk Exposure by Financial Asset (Detail) - CLP ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Commercial loans [member]
Disclosure of credit risk exposure [line items]
Maximum Exposure	$ 14,366,900	$ 13,716,546
Consumer loans [member]
Disclosure of credit risk exposure [line items]
Maximum Exposure	2,669,763	2,513,306
Credit Risk [Member]
Disclosure of credit risk exposure [line items]
Maximum Exposure	20,714,370	19,764,078
Collateral, cash	91,223
Collateral, non-cash	13,252,607
Maximum Exposure, net amounts	17,852,157	24,405,987
Credit Risk [Member] | Commercial loans [member]
Disclosure of credit risk exposure [line items]
Maximum Exposure	13,882,193	13,269,632
Credit Risk [Member] | Mortgages loans [member]
Disclosure of credit risk exposure [line items]
Maximum Exposure	2,452,467	4,117,734
Credit Risk [Member] | Consumer loans [member]
Disclosure of credit risk exposure [line items]
Maximum Exposure	4,379,710	2,376,712
Credit Risk [Member] | Financial assets at fair value through other comprehensive income [member]
Disclosure of credit risk exposure [line items]
Maximum Exposure, net amounts	2,657,154
Credit Risk [Member] | Loans and accounts receivable at amortized cost [member]
Disclosure of credit risk exposure [line items]
Collateral, non-cash	13,143,140
Maximum Exposure, net amounts	12,909,296
Credit Risk [Member] | Loans and accounts receivable at amortized cost [member] | Commercial loans [member]
Disclosure of credit risk exposure [line items]
Collateral, non-cash	5,527,419
Maximum Exposure, net amounts	13,692,840
Credit Risk [Member] | Loans and accounts receivable at amortized cost [member] | Mortgages loans [member]
Disclosure of credit risk exposure [line items]
Collateral, non-cash	7,257,682
Maximum Exposure, net amounts	(2,877,972)
Credit Risk [Member] | Loans and accounts receivable at amortized cost [member] | Consumer loans [member]
Disclosure of credit risk exposure [line items]
Collateral, non-cash	358,039
Maximum Exposure, net amounts	2,094,428
Credit Risk [Member] | Financial assets at amortised cost [member]
Disclosure of credit risk exposure [line items]
Maximum Exposure, net amounts	198,923
Credit Risk [Member] | Investments under Agreements to Resell [Member]
Disclosure of credit risk exposure [line items]
Collateral, non-cash	109,467
Maximum Exposure, net amounts		28,524
Credit Risk [Member] | Financial derivative contracts [member]
Disclosure of credit risk exposure [line items]
Collateral, cash	91,223
Maximum Exposure, net amounts	1,277,734	1,248,775
Credit Risk [Member] | Interbank loans [member]
Disclosure of credit risk exposure [line items]
Maximum Exposure, net amounts	341,244	70,077
Credit Risk [Member] | Financial other assets category [member]
Disclosure of credit risk exposure [line items]
Maximum Exposure, net amounts	467,806
Credit Risk [Member] | Loans and receivables from customers, net [member]
Disclosure of credit risk exposure [line items]
Maximum Exposure, net amounts		19,764,078
Credit Risk [Member] | Financial Investments Available-for-Sale [member]
Disclosure of credit risk exposure [line items]
Maximum Exposure, net amounts		2,663,478
Credit Risk [Member] | Held to Maturity Investments [Member]
Disclosure of credit risk exposure [line items]
Maximum Exposure, net amounts		202,030
Credit Risk [Member] | Other assets [member]
Disclosure of credit risk exposure [line items]
Maximum Exposure, net amounts		$ 429,025
On Balance Sheet [member] | Credit Risk [Member]
Disclosure of credit risk exposure [line items]
Maximum Exposure	25,857,921
On Balance Sheet [member] | Credit Risk [Member] | Financial assets at fair value through other comprehensive income [member]
Disclosure of credit risk exposure [line items]
Maximum Exposure	2,657,154
On Balance Sheet [member] | Credit Risk [Member] | Loans and accounts receivable at amortized cost [member]
Disclosure of credit risk exposure [line items]
Maximum Exposure	20,714,370
On Balance Sheet [member] | Credit Risk [Member] | Loans and accounts receivable at amortized cost [member] | Commercial loans [member]
Disclosure of credit risk exposure [line items]
Maximum Exposure	13,882,193
On Balance Sheet [member] | Credit Risk [Member] | Loans and accounts receivable at amortized cost [member] | Mortgages loans [member]
Disclosure of credit risk exposure [line items]
Maximum Exposure	4,379,710
On Balance Sheet [member] | Credit Risk [Member] | Loans and accounts receivable at amortized cost [member] | Consumer loans [member]
Disclosure of credit risk exposure [line items]
Maximum Exposure	2,452,467
On Balance Sheet [member] | Credit Risk [Member] | Financial assets at amortised cost [member]
Disclosure of credit risk exposure [line items]
Maximum Exposure	198,923
On Balance Sheet [member] | Credit Risk [Member] | Investments under Agreements to Resell [Member]
Disclosure of credit risk exposure [line items]
Maximum Exposure	109,467
On Balance Sheet [member] | Credit Risk [Member] | Financial derivative contracts [member]
Disclosure of credit risk exposure [line items]
Maximum Exposure	1,368,957
On Balance Sheet [member] | Credit Risk [Member] | Interbank loans [member]
Disclosure of credit risk exposure [line items]
Maximum Exposure	341,244
On Balance Sheet [member] | Credit Risk [Member] | Financial other assets category [member]
Disclosure of credit risk exposure [line items]
Maximum Exposure	467,806
On Balance Sheet [member] | Credit Risk [Member] | Gross assets [member]
Disclosure of credit risk exposure [line items]
Maximum Exposure	26,626,504
On Balance Sheet [member] | Credit Risk [Member] | Gross assets [member] | Financial assets at fair value through other comprehensive income [member]
Disclosure of credit risk exposure [line items]
Maximum Exposure	2,657,154
On Balance Sheet [member] | Credit Risk [Member] | Gross assets [member] | Loans and accounts receivable at amortized cost [member]
Disclosure of credit risk exposure [line items]
Maximum Exposure	21,482,490
On Balance Sheet [member] | Credit Risk [Member] | Gross assets [member] | Loans and accounts receivable at amortized cost [member] | Commercial loans [member]
Disclosure of credit risk exposure [line items]
Maximum Exposure	14,366,900
On Balance Sheet [member] | Credit Risk [Member] | Gross assets [member] | Loans and accounts receivable at amortized cost [member] | Mortgages loans [member]
Disclosure of credit risk exposure [line items]
Maximum Exposure	4,445,827
On Balance Sheet [member] | Credit Risk [Member] | Gross assets [member] | Loans and accounts receivable at amortized cost [member] | Consumer loans [member]
Disclosure of credit risk exposure [line items]
Maximum Exposure	2,669,763
On Balance Sheet [member] | Credit Risk [Member] | Gross assets [member] | Financial assets at amortised cost [member]
Disclosure of credit risk exposure [line items]
Maximum Exposure	198,923
On Balance Sheet [member] | Credit Risk [Member] | Gross assets [member] | Investments under Agreements to Resell [Member]
Disclosure of credit risk exposure [line items]
Maximum Exposure	109,467
On Balance Sheet [member] | Credit Risk [Member] | Gross assets [member] | Financial derivative contracts [member]
Disclosure of credit risk exposure [line items]
Maximum Exposure	1,368,957
On Balance Sheet [member] | Credit Risk [Member] | Gross assets [member] | Interbank loans [member]
Disclosure of credit risk exposure [line items]
Maximum Exposure	341,707
On Balance Sheet [member] | Credit Risk [Member] | Gross assets [member] | Financial other assets category [member]
Disclosure of credit risk exposure [line items]
Maximum Exposure	467,806
On Balance Sheet [member] | Credit Risk [Member] | Allowances for loan losses [member]
Disclosure of credit risk exposure [line items]
Maximum Exposure	(768,583)
On Balance Sheet [member] | Credit Risk [Member] | Allowances for loan losses [member] | Loans and accounts receivable at amortized cost [member]
Disclosure of credit risk exposure [line items]
Maximum Exposure	(768,120)
On Balance Sheet [member] | Credit Risk [Member] | Allowances for loan losses [member] | Loans and accounts receivable at amortized cost [member] | Commercial loans [member]
Disclosure of credit risk exposure [line items]
Maximum Exposure	(484,707)
On Balance Sheet [member] | Credit Risk [Member] | Allowances for loan losses [member] | Loans and accounts receivable at amortized cost [member] | Mortgages loans [member]
Disclosure of credit risk exposure [line items]
Maximum Exposure	(66,117)
On Balance Sheet [member] | Credit Risk [Member] | Allowances for loan losses [member] | Loans and accounts receivable at amortized cost [member] | Consumer loans [member]
Disclosure of credit risk exposure [line items]
Maximum Exposure	(217,296)
On Balance Sheet [member] | Credit Risk [Member] | Allowances for loan losses [member] | Interbank loans [member]
Disclosure of credit risk exposure [line items]
Maximum Exposure	(463)
Off Balance Sheet [member] | Credit Risk [Member]
Disclosure of credit risk exposure [line items]
Maximum Exposure	5,338,066
Off Balance Sheet [member] | Credit Risk [Member] | Loans and accounts receivable at amortized cost [member]
Disclosure of credit risk exposure [line items]
Maximum Exposure	5,338,066
Off Balance Sheet [member] | Credit Risk [Member] | Loans and accounts receivable at amortized cost [member] | Commercial loans [member]
Disclosure of credit risk exposure [line items]
Maximum Exposure	5,338,066
Off Balance Sheet [member] | Credit Risk [Member] | Gross assets [member]
Disclosure of credit risk exposure [line items]
Maximum Exposure	5,383,914
Off Balance Sheet [member] | Credit Risk [Member] | Gross assets [member] | Loans and accounts receivable at amortized cost [member]
Disclosure of credit risk exposure [line items]
Maximum Exposure	5,383,914
Off Balance Sheet [member] | Credit Risk [Member] | Gross assets [member] | Loans and accounts receivable at amortized cost [member] | Commercial loans [member]
Disclosure of credit risk exposure [line items]
Maximum Exposure	5,383,914
Off Balance Sheet [member] | Credit Risk [Member] | Allowances for loan losses [member]
Disclosure of credit risk exposure [line items]
Maximum Exposure	(45,848)
Off Balance Sheet [member] | Credit Risk [Member] | Allowances for loan losses [member] | Loans and accounts receivable at amortized cost [member]
Disclosure of credit risk exposure [line items]
Maximum Exposure	(45,848)
Off Balance Sheet [member] | Credit Risk [Member] | Allowances for loan losses [member] | Loans and accounts receivable at amortized cost [member] | Commercial loans [member]
Disclosure of credit risk exposure [line items]
Maximum Exposure	$ (45,848)